Condensed Consolidated Statement of Changes in Shareholder’s Deficit (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Feb. 05, 2024
Net loss
Issuance of ordinary shares	$ 0			0
Issuance of ordinary shares (in Shares)	1,000
Balance at Jun. 30, 2024	$ 0			0
Balance (in Shares) at Jun. 30, 2024	1,000
Balance at Dec. 31, 2024	$ 0		(66,441)	$ (66,441)
Balance (in Shares) at Dec. 31, 2024	1,000			1,000
Net loss			(1,239)	$ (1,239)
Balance at Jun. 30, 2025	$ 0		$ (67,680)	$ (67,680)
Balance (in Shares) at Jun. 30, 2025	1,000			1,000